Marketable Securities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Marketable Securities (Textual)
Recognized trading gains, amount	$ 10
Marketable securities with outstanding unrealized losses	12,929	$ 12,506
Unrealized losses for marketable securities	58	$ 72
More than 12 months [Member]
Marketable Securities (Textual)
Unrealized losses for marketable securities	25
Less than 12 months [Member]
Marketable Securities (Textual)
Unrealized losses for marketable securities	$ 32